As filed with the Securities and Exchange Commission on May 17, 2011
1933 Act Registration No. 002-88566
1940 Act Registration No. 811-04255

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[ X ]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	64	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[ X ]
Amendment No.	64	[ X ]

(Check appropriate box or boxes)

Neuberger Berman Advisers Management Trust
 (Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York  10158-0180
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
c/o Neuberger Berman Management LLC
Neuberger Berman Advisers Management Trust
605 Third Avenue, 2nd Floor
New York, New York  10158-0180
(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

and

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
___________________________________

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

X	immediately upon filing pursuant to paragraph (b)
on _______________ pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on _______________ pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on _______________ pursuant to paragraph (a)(2)
on _______________ pursuant to paragraph (a)(3)

If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectuses for the following classes of the following funds, which were filed with the Securities and Exchange Commission in Post-Effective Amendment No. 63 to the Registrant’s registration statement on April 28, 2011:

Class I of Balanced Portfolio, Growth Portfolio, Guardian Portfolio, Mid-Cap Growth Portfolio, Partners Portfolio, Regency Portfolio, Short Duration Bond Portfolio and Socially Responsive Portfolio

Class S of Guardian Portfolio, International Large Cap Portfolio, International Portfolio, Mid-Cap Growth Portfolio, Real Estate Portfolio, Regency Portfolio, Small-Cap Growth Portfolio and Socially Responsive Portfolio

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 64 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 17th day of May, 2011.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
By:	/s/ Robert Conti
Name:	Robert Conti
Title:	President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 64 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Robert Conti	President, Chief Executive Officer and Trustee	May 17, 2011
Robert Conti
/s/ John M. McGovern	Treasurer and Principal Financial and Accounting Officer	May 17, 2011
John M. McGovern
/s/ Joseph V. Amato	Trustee	May 17, 2011
Joseph V. Amato*
/s/ John Cannon	Trustee	May 17, 2011
John Cannon*
/s/ Faith Colish	Trustee	May 17, 2011
Faith Colish*
/s/ Martha C. Goss	Trustee	May 17, 2011
Martha C. Goss*
/s/ C. Anne Harvey	Trustee	May 17, 2011
C. Anne Harvey*
/s/ Robert A. Kavesh	Trustee	May 17, 2011
Robert A. Kavesh*
/s/ Michael M. Knetter	Trustee	May 17, 2011
Michael M. Knetter*
/s/ Howard A. Mileaf	Trustee	May 17, 2011
Howard A. Mileaf*

/s/ George W. Morriss	Trustee	May 17, 2011
George W. Morriss*
/s/ Edward I. O’Brien	Trustee	May 17, 2011
Edward I. O’Brien*
/s/ Jack L. Rivkin	Trustee	May 17, 2011
Jack L. Rivkin*
/s/ Cornelius T. Ryan	Trustee	May 17, 2011
Cornelius T. Ryan*
/s/ Tom D. Seip	Chairman of the Board and Trustee	May 17, 2011
Tom D. Seip*
/s/ Candace L. Straight	Trustee	May 17, 2011
Candace L. Straight*
/s/ Peter P. Trapp	Trustee	May 17, 2011
Peter P. Trapp*
*Signatures affixed by Arthur C. Delibert on May 17, 2011 pursuant to a power of attorney filed with Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A, File Nos. 002-88566 and 811-04255, on April 28, 2011.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
EXHIBIT INDEX

Exhibit	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase